Basis of Presentation of the Consolidated Financial Statements - Exchange rates (Detail)	12 Months Ended
	Dec. 31, 2020 S/ / $	Dec. 31, 2020 S/ / $ $ / $	Dec. 31, 2020 S/ / $ R$ / $	Dec. 31, 2020 S/ / $ $ / $	Dec. 31, 2019 S/ / $	Dec. 31, 2019 S/ / $ $ / $	Dec. 31, 2019 S/ / $ R$ / $	Dec. 31, 2019 S/ / $ $ / $	Dec. 31, 2018 S/ / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 R$ / $	Dec. 31, 2018 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2020 R$ / $	Dec. 31, 2020 $ / $	Dec. 31, 2019 $ / $	Dec. 31, 2019 R$ / $	Dec. 31, 2019 $ / $
Statement Of Compliance And Basis Of Presentation [Abstract]
Closing foreign exchange rate	3.62	3.62	3.62	3.62	3.32	3.32	3.32	3.32					3,432.50	5.20	84.15	3,277.14	4.03	59.89
Average foreign exchange rate	3.50	3,693.52	5.16	84.07	3.34	3,281.39	3.94	59.88	3.28	2,952.39	3.65	37.67